Treasury Stock (Details) - New Share Repurchases Program ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2014 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥) shares
Treasury Stock
Share repurchase program, consideration, repurchased and cancelled during period		$ 50.0	¥ 307.2
ADS
Treasury Stock
Share repurchase program, authorized amount | $	$ 50.0
Share repurchase program, maximum period in force	12 months
Aggregate shares repurchased, number of shares | shares		5,368,144		5,368,144
Aggregate consideration of cancellation of repurchased shares		$ 50.3		¥ 308.9
Cancellation fees		$ 0.3		¥ 1.7